Investment Objectives and Goals	Jul. 10, 2026
Horizon Active Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	HORIZON ACTIVE ASSET ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Horizon Active Asset Allocation Fund (the “Allocation Fund” or the “Fund”) is capital appreciation.
Horizon Active Risk Assist Fund
Prospectus [Line Items]
Risk/Return [Heading]	HORIZON ACTIVE RISK ASSIST® FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Horizon Active Risk Assist® Fund (the “Risk Assist Fund” or the “Fund”) is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist strategy”).

Horizon Active Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	HORIZON ACTIVE INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Horizon Active Income Fund (the “Income Fund” or the “Fund”) is income.
Horizon Equity Premium Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	HORIZON EQUITY PREMIUM INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Horizon Equity Premium Income Fund (the “Equity Premium Income Fund” or the “Fund”) is capital appreciation and current income.
Horizon Defined Risk Fund
Prospectus [Line Items]
Risk/Return [Heading]	HORIZON DEFINED RISK FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Horizon Defined Risk Fund (the “Defined Risk Fund” or the “Fund”) is capital appreciation and capital preservation.
Horizon Multi-Factor U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Multi-Factor U.S. Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Horizon Multi-Factor U.S. Equity Fund (the “Multi-Factor U.S. Equity Fund” or the “Fund”) is capital appreciation.
Horizon Defensive Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Defensive Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Horizon Defensive Core Fund (the “Defensive Core Fund” or the “Fund”) is to seek to capture the majority of returns associated with U.S. equity market investments, while mitigating downside risk through the use of a risk overlay strategy (the “Risk Assist® strategy”).

Horizon Tactical Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Tactical Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Horizon Tactical Fixed Income Fund (the “Tactical Income Fund” or the “Fund”) is to seek to provide total return through a combination of current income and capital appreciation.

Horizon Multi-Factor Small/Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Multi-Factor Small/Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Horizon Multi-Factor Small/Mid Cap Fund (the “Multi-Factor Small/Mid Cap Fund” or the “Fund”) is capital appreciation.
Centre American Select Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	CENTRE AMERICAN SELECT EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Centre American Select Equity Fund (the “Select Equity Fund” or the “Fund”) is long-term growth of capital.
Centre Global Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	CENTRE GLOBAL INFRASTRUCTURE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Centre Global Infrastructure Fund (the “Global Infrastructure Fund” or the “Fund”) is to seek long-term growth of capital and current income.